Pension and Other Postretirement Benefits - Pension Plan Assets Measured at Fair Value on a Recurring Basis (Details) (Pension Benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	$ 12.5	$ 8.2	$ 2.5
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target allocation, equity securities		71.00%
Target allocations, debt securities	40.00%	27.00%
Target allocation, real assets	10.00%
Defined Benefit Plan, Actual Plan Asset Allocation [Abstract]
Actual allocations, equity securities	51.00%
Actual allocations, debt securities	40.00%
Actual allocations, other securities	9.00%	2.00%
Actual allocations, index funds	83.00%	90.00%
Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.1
Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	12.2	8.1
Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.2	0.1
Total mutual funds
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	12.2	8.1
Total mutual funds | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0
Total mutual funds | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	12.2	8.1
Total mutual funds | Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Equities
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	6.4	6.4
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target allocation, equity securities	50.00%
Equities | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0
Equities | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	6.4	6.4
Equities | Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Equity securities, domestic
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target allocation, equity securities	27.50%
Equity Securities, Foreign [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target allocation, equity securities	22.50%
Fixed income
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	5.1	1.7
Fixed income | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0
Fixed income | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	5.1	1.7
Fixed income | Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Real assets
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.7	0
Real assets | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0
Real assets | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.7	0
Real assets | Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Partnership/joint venture interests
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.2	0.1
Partnership/joint venture interests | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0
Partnership/joint venture interests | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Partnership/joint venture interests | Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.2	0.1
Cash
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.1	0
Cash | Level 1
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0.1
Cash | Level 2
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	0	0
Cash | Level 3
Defined Benefit Plan Disclosure
Pension plan's assets at fair value	$ 0	$ 0